UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Select Tax Free Reserves
Investor Shares [LTFXX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Western Asset Select Tax Free Reserves for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Investor Shares	$11	0.23%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$261,836,398
Total Number of Portfolio Holdings	96
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Investments)
HOW HAS THE FUND CHANGED?
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the application of liquidity fees, if any, is no longer tied to the Fund’s weekly liquid assets.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 1-800-625-4554, or 1-203-703-6002 or Prospectus-request@Franklintempleton.com.
Western Asset Select Tax Free Reserves	PAGE 1	WST0I-STSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Select Tax Free Reserves	PAGE 2	WST0I-STSR-0425

Western Asset Select Tax Free Reserves
Select Shares [CIFXX]
Semi-Annual Shareholder Report | February 28, 2025

This semi-annual shareholder report contains important information about Western Asset Select Tax Free Reserves for the period September 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 1-800-625-4554, or 1-203-703-6002.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Select Shares	$9	0.18%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
†	Annualized.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$261,836,398
Total Number of Portfolio Holdings	96
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition (% of Total Investments)
HOW HAS THE FUND CHANGED?
Effective October 2, 2023, pursuant to amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, the Fund may no longer impose a redemption gate and the application of liquidity fees, if any, is no longer tied to the Fund’s weekly liquid assets.
This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 1-800-625-4554, or 1-203-703-6002 or Prospectus-request@Franklintempleton.com.
Western Asset Select Tax Free Reserves	PAGE 1	WSTSL-STSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Select Tax Free Reserves	PAGE 2	WSTSL-STSR-0425

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Select Tax Free Reserves
Financial Statements and Other Important Information
Semi-Annual  | February 28, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 99.9%
Municipal Bonds — 99.9%
Alabama — 1.8%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	1.100%	7/15/32	$4,700,000	$4,700,000 (a)(b)
Arizona — 3.8%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, Series C, LOC - Bank of America N.A.	0.950%	1/1/46	9,800,000	9,800,000 (a)(b)
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital, Series A, Refunding, LOC - TD Bank N.A.	1.050%	2/1/48	200,000	200,000 (a)(b)
Total Arizona				10,000,000
California — 0.4%
California Statewide CDA, MFH Revenue, David Avenue Apartments, Series WW, LIQ - FHLMC	3.310%	12/1/42	1,000,000	1,000,000 (a)(b)(c)
Colorado — 0.1%
Colorado State Health Facilities Authority Revenue, Children’s Hospital, Refunding LOC - TD Bank N.A.	0.950%	12/1/52	245,000	245,000 (a)(b)
Connecticut — 0.7%
Connecticut State Health & Educational Facilities Authority, Yale University, Series A, Refunding	0.550%	7/1/42	500,000	500,000 (a)(b)
Connecticut State Housing Finance Authority Revenue:
Housing Mortgage Finance, Series C, Refunding, SPA - TD Bank N.A.	1.840%	11/15/48	700,000	700,000 (a)(b)
Series C-3, SPA - TD Bank N.A.	2.890%	11/15/50	625,000	625,000 (a)(b)
Total Connecticut				1,825,000
Delaware — 0.7%
University of Delaware, DE, Revenue:
Series 2005, Refunding, SPA - TD Bank N.A.	1.050%	11/1/35	1,835,000	1,835,000 (a)(b)
Series C, Refunding, SPA - TD Bank N.A.	1.050%	11/1/37	120,000	120,000 (a)(b)
Total Delaware				1,955,000
District of Columbia — 0.4%
District of Columbia State Revenue, Series A, LOC - TD Bank N.A.	0.950%	8/15/38	1,095,000	1,095,000 (a)(b)
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Florida — 9.9%
Florida State Gulf Coast University Financing Corp., Capital Improvement Revenue:
Housing Project, Series A, LOC - TD Bank N.A.	1.850%	2/1/38	$1,980,000	$1,980,000 (a)(b)
Parking Project, Series A, LOC - TD Bank N.A.	1.850%	2/1/39	2,005,000	2,005,000 (a)(b)
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC - TD Bank N.A.	1.800%	5/1/33	650,000	650,000 (a)(b)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System, Refunding	1.830%	11/15/26	855,000	855,000 (a)(b)
Adventist Health System, Refunding	1.850%	11/15/34	900,000	900,000 (a)(b)
Adventist Health System, Refunding	1.860%	11/15/35	1,700,000	1,700,000 (a)(b)
Adventist Health System, Sunbelt Obligated Group, Series I, Refunding	1.800%	11/15/32	5,400,000	5,400,000 (a)(b)
Adventist Health System, Sunbelt Obligated Group, Series I-3, Refunding	1.750%	11/15/33	1,400,000	1,400,000 (a)(b)
Hillsborough County, FL, IDA Revenue:
Baycare Health System, Series B, Refunding, LOC - TD Bank N.A.	1.050%	11/1/38	1,585,000	1,585,000 (a)(b)
Baycare Health System, Series C, Refunding, LOC - TD Bank N.A.	1.800%	11/1/38	850,000	850,000 (a)(b)
Baycare Health System, Series E, Refunding LIQ - Royal Bank Of Canada	0.850%	11/15/54	6,500,000	6,500,000 (a)(b)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System, Series E, Refunding, LOC - TD Bank N.A.	1.800%	10/1/26	2,175,000	2,175,000 (a)(b)
Total Florida				26,000,000
Georgia — 2.1%
Georgia State Municipal Electric Authority Power Revenue, Georgia Project 1, Subordinated, Series B, LOC - PNC Bank N.A.	1.750%	1/1/48	5,500,000	5,500,000 (a)(b)
Illinois — 0.9%
Illinois State Housing Development Authority Revenue, Homeowner Mortgage, Series C, SPA - Federal Home Loan Bank	2.450%	8/1/34	2,475,000	2,475,000 (a)(b)(c)
Indiana — 3.1%
Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	1.000%	10/1/40	6,755,000	6,755,000 (a)(b)
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, Refunding, LOC - PNC Bank N.A.	1.850%	5/1/34	$1,240,000	$1,240,000 (a)(b)
Total Indiana				7,995,000
Iowa — 0.1%
Iowa Finance Authority, Series E, SPA - TD Bank N.A., GNMA/FNMA/FHLMC	1.850%	1/1/49	365,000	365,000 (a)(b)
Massachusetts — 1.4%
Massachusetts State DFA Revenue:
Boston University Issue, Series U-6E, Refunding, LOC - TD Bank N.A.	1.000%	10/1/42	500,000	500,000 (a)(b)
Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	0.850%	10/1/42	2,140,000	2,140,000 (a)(b)
Massachusetts State HEFA Revenue, Partners Healthcare System Inc., Series P-2, SPA - JPMorgan Chase & Co.	1.600%	7/1/27	400,000	400,000 (a)(b)
Massachusetts State Water Resources Authority Revenue, Multi-Modal Subordinated, Refunding, Series E, SPA - JPMorgan Chase & Co.	1.500%	8/1/37	630,000	630,000 (a)(b)
Total Massachusetts				3,670,000
Michigan — 2.1%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone Facilities Project, LOC - Bank of Nova Scotia	1.900%	1/1/26	5,500,000	5,500,000 (a)(b)
Minnesota — 2.8%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series B, Refunding, LOC - JPMorgan Chase & Co.	2.400%	11/15/48	2,150,000	2,150,000 (a)(b)
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series A, Refunding	1.700%	11/15/38	5,100,000	5,100,000 (a)(b)
Total Minnesota				7,250,000
Mississippi — 4.6%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	1.050%	12/1/30	2,550,000	2,550,000 (a)(b)
Chevron USA Inc. Project, Series C	1.050%	12/1/30	1,650,000	1,650,000 (a)(b)
Chevron USA Inc. Project, Series C	1.050%	12/1/30	4,300,000	4,300,000 (a)(b)
Chevron USA Inc. Project, Series G	1.050%	12/1/30	2,000,000	2,000,000 (a)(b)
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mississippi — continued
Chevron USA Inc. Project, Series I	1.050%	11/1/35	$1,515,000	$1,515,000 (a)(b)
Total Mississippi				12,015,000
Missouri — 6.7%
Missouri State Health Senior Living Facilities Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	1.050%	10/1/35	6,180,000	6,180,000 (a)(b)
Missouri State HEFA Revenue:
BJC Health System, Series A, Refunding, SPA - BJC Health System	1.800%	5/15/38	5,015,000	5,015,000 (a)(b)
BJC Health System, Series C, Refunding, LIQ - BJC Health System	1.800%	5/15/38	6,385,000	6,385,000 (a)(b)
Total Missouri				17,580,000
Nebraska — 0.2%
Nebraska State Investment Finance Authority, Single Family Housing Revenue, Series E, SPA - FHLB	2.400%	3/1/49	500,000	500,000 (a)(b)
Nevada — 2.2%
Nevada State Housing Division, Multi-Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	2.000%	4/15/33	5,650,000	5,650,000 (a)(b)(c)
New York — 28.2%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., Series B, Refunding, LOC - HSBC Bank USA N.A.	1.960%	10/1/35	1,275,000	1,275,000 (a)(b)
MTA, NY, Transportation Revenue, Series B, Refunding LOC - Royal Bank Of Canada	0.950%	11/15/46	4,415,000	4,415,000 (a)(b)
New York City, NY, GO:
Series A, SPA - Bank of Montreal	1.050%	9/1/49	1,700,000	1,700,000 (a)(b)
Subseries G-6, LOC - Mizuho Bank Ltd.	1.000%	4/1/42	2,500,000	2,500,000 (a)(b)
New York City, NY, HDC:
MFH Revenue, Beacon Mews Development, Series A, LOC - Citibank N.A.	2.350%	4/1/39	7,600,000	7,600,000 (a)(b)(c)
MFH Revenue, The Dorado Apartments, Series A, LOC - Citibank N.A.	2.000%	6/1/40	3,370,000	3,370,000 (a)(b)(c)
Multi-Family Rental Housing Revenue, West 89th Street Development, Series A, LOC - FNMA	2.350%	11/15/29	6,100,000	6,100,000 (a)(b)(c)
New York City, NY, Multi-Family Rental HDC Revenue, Related-Sierra Development, Series A, LOC - FNMA	2.000%	3/15/33	400,000	400,000 (a)(b)(c)
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2009, Series BB-2, Refunding, SPA - UBS AG	1.000%	6/15/39	$6,005,000	$6,005,000 (a)(b)
Second General Resolution Fiscal 2014, Series AA-6, Refunding, SPA - Mizuho Bank Ltd.	0.900%	6/15/48	2,620,000	2,620,000 (a)(b)
Second General Resolution Fiscal 2016, Series AA-1, Refunding, SPA - Bank of America N.A.	1.100%	6/15/48	4,000,000	4,000,000 (a)(b)
New York City, NY, TFA, Future Tax Secured Revenue:
Subordinated, Subseries A-4, SPA - JPMorgan Chase & Co.	0.950%	8/1/45	1,200,000	1,200,000 (a)(b)
Subordinated, Subseries A-4, SPA - Mizuho Bank Ltd.	1.000%	8/1/43	1,400,000	1,400,000 (a)(b)
Subordinated, Subseries D-3, SPA - Mizuho Bank Ltd.	1.200%	2/1/44	8,650,000	8,650,000 (a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Columbia University, Series A	2.200%	9/1/39	4,400,000	4,400,000 (a)(b)
Non-State Supported Debt, Rockefeller University, Series A-2, SPA - JPMorgan Chase & Co.	1.800%	7/1/32	3,600,000	3,600,000 (a)(b)
New York State Energy Research & Development Authority Facilities Revenue:
Consolidated Edison Co. of New York Inc. Project, Subseries C-2, LOC - Mizuho Bank Ltd.	1.800%	11/1/39	690,000	690,000 (a)(b)(c)
Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	2.300%	11/1/39	3,800,000	3,800,000 (a)(b)(c)
New York State HFA Revenue:
East 39th Street, Series A, LIQ - FNMA, LOC - FNMA	2.350%	11/15/31	1,300,000	1,300,000 (a)(b)(c)
10 Liberty Street, Series A, LIQ - FHLMC, LOC - FHLMC	1.920%	5/1/35	3,900,000	3,900,000 (a)(b)
363 West 30th Street Housing, Series A, LIQ - FHLMC, LOC - FHLMC	3.050%	11/1/32	1,300,000	1,300,000 (a)(b)(c)
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Weyant Green Apartments, Series A, LIQ - FNMA, LOC - FNMA	2.350%	5/15/37	$3,500,000	$3,500,000 (a)(b)(c)
Total New York				73,725,000
Ohio — 4.7%
Franklin County, OH, Hospital Revenue:
Nationwide Children’s Hospital Project, Series B	2.850%	11/1/40	1,700,000	1,700,000 (a)(b)
Nationwide Children’s Hospital Project, Series B, Refunding, SPA - JPMorgan Chase & Co.	0.950%	11/1/42	10,345,000	10,345,000 (a)(b)
Ohio State Hospital Revenue, Series D	2.350%	1/1/52	165,000	165,000 (a)(b)
Ohio State, GO, Common Schools, Series C	1.800%	6/15/26	20,000	20,000 (a)(b)
Total Ohio				12,230,000
Oregon — 1.4%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	1.050%	8/1/34	800,000	800,000 (a)(b)
Oregon State Housing & Community Services Department Mortgage Revenue, Single Family Mortgage Program, Series C, SPA - State Street Bank & Trust Co.	2.050%	7/1/39	2,900,000	2,900,000 (a)(b)(c)
Total Oregon				3,700,000
Pennsylvania — 4.3%
Allegheny County, PA, IDA Revenue, Education Center Watson, LOC - PNC Bank N.A.	1.830%	5/1/31	3,000,000	3,000,000 (a)(b)
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Refunding, LOC - TD Bank N.A.	1.800%	11/1/55	1,300,000	1,300,000 (a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, Series D, Refunding, LOC - JPMorgan Chase & Co.	1.050%	7/1/34	4,395,000	4,395,000 (a)(b)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	1.850%	12/1/39	1,195,000	1,195,000 (a)(b)
Philadelphia, PA, IDA:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	1.850%	12/1/34	1,075,000	1,075,000 (a)(b)
Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	1.850%	10/1/30	400,000	400,000 (a)(b)
Total Pennsylvania				11,365,000
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — 14.0%
Gulf Coast, TX, IDA Revenue, ExxonMobil Project	0.950%	11/1/41	$5,700,000	$5,700,000 (a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Houston Methodist Hospital, Series B, Refunding	0.950%	12/1/59	2,600,000	2,600,000 (a)(b)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series C, Refunding, SPA - Bank of America N.A.	0.850%	10/1/41	7,855,000	7,855,000 (a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue:
Methodist Hospital System, Series A-1, Refunding	0.950%	12/1/41	3,625,000	3,625,000 (a)(b)
Methodist Hospital System, Series A-2, Refunding	0.950%	12/1/41	4,850,000	4,850,000 (a)(b)
Lower Neches Valley Authority, TX, Industrial Development Corp. Revenue, ExxonMobil Corp., Series A, Refunding	1.150%	11/1/29	970,000	970,000 (a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series C, Refunding, LOC - TD Bank N.A.	1.050%	11/15/50	170,000	170,000 (a)(b)
Texas State, GO:
Veterans Bonds, SPA - Sumitomo Mitsui Banking	1.900%	12/1/47	1,100,000	1,100,000 (a)(b)
Veterans Bonds, Series A, SPA - State Street Bank & Trust Co.	1.900%	6/1/43	3,780,000	3,780,000 (a)(b)
Veterans Bonds, Series B, SPA - State Street Bank & Trust Co.	1.900%	12/1/42	295,000	295,000 (a)(b)
Veterans Bonds, Series C, LIQ - State Street Bank & Trust Co.	1.900%	12/1/40	3,610,000	3,610,000 (a)(b)
University of Texas, TX, System Revenue, Series B, Refunding, LIQ - UTIMCO	1.750%	8/1/39	2,000,000	2,000,000 (a)(b)
Total Texas				36,555,000
Utah — 0.5%
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	1.000%	5/15/58	1,375,000	1,375,000 (a)(b)
Washington — 1.7%
Washington Higher EFA Revenue, Refunding, Seattle University Project, Series A, LOC - U.S. Bank N.A.	1.900%	5/1/28	1,555,000	1,555,000 (a)(b)
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Select Tax Free Reserves
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Washington — continued
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, Refunding, LOC - Wells Fargo Bank N.A.	1.860%	4/1/43	$2,795,000	$2,795,000 (a)(b)
Total Washington				4,350,000
Wisconsin — 1.1%
University of Wisconsin Hospitals & Clinics Authority Revenue, Series B, Refunding, SPA - JPMorgan Chase & Co.	0.900%	4/1/48	1,800,000	1,800,000 (a)(b)
Wisconsin State Housing and Economic Development Authority Revenue, Series E, Refunding, SPA - FHLB	2.450%	9/1/35	1,115,000	1,115,000 (a)(b)(c)
Total Wisconsin				2,915,000
Total Investments — 99.9% (Cost — $261,535,000#)				261,535,000
Other Assets in Excess of Liabilities — 0.1%				301,398
Total Net Assets — 100.0%				$261,836,398

#	Aggregate cost for federal income tax purposes is substantially the same.
(a)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

 Western Asset Select Tax Free Reserves
Abbreviation(s) used in this schedule:
CDA	—	Communities Development Authority
DFA	—	Development Finance Agency
EDR	—	Economic Development Revenue
EFA	—	Educational Facilities Authority
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
HFC	—	Housing Finance Commission
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Facility
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
UTIMCO	—	University of Texas/Texas A&M Investment Management Company
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
February 28, 2025

Assets:
Investments, at value	$261,535,000
Cash	13,084
Interest receivable	450,879
Prepaid expenses	22,184
Total Assets	262,021,147
Liabilities:
Audit and tax fees payable	53,606
Distributions payable	45,096
Fund accounting fees payable	41,064
Investment management fee payable	17,708
Payable for Fund shares repurchased	11,522
Transfer agent fees payable	10,242
Trustees’ fees payable	451
Service and/or distribution fees payable	52
Accrued expenses	5,008
Total Liabilities	184,749
Total Net Assets	$261,836,398
Net Assets:
Par value (Note 5)	$2,618
Paid-in capital in excess of par value	261,862,193
Total distributable earnings (loss)	(28,413)
Total Net Assets	$261,836,398
Net Assets:
Select Shares	$260,477,455
Investor Shares	$1,358,943
Shares Outstanding:
Select Shares	260,441,024
Investor Shares	1,358,484
Net Asset Value:
Select Shares	$1.00
Investor Shares	$1.00
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended February 28, 2025

Investment Income:
Interest	$3,668,960
Expenses:
Investment management fee (Note 2)	325,181
Fund accounting fees	30,316
Transfer agent fees (Note 3)	29,073
Registration fees	21,420
Audit and tax fees	19,676
Legal fees	7,247
Trustees’ fees	3,510
Shareholder reports	2,060
Insurance	850
Service and/or distribution fees (Notes 2 and 3)	673
Custody fees	219
Miscellaneous expenses	3,397
Total Expenses	443,622
Less: Fee waivers and/or expense reimbursements (Notes 2 and 3)	(209,190)
Net Expenses	234,432
Net Investment Income	3,434,528
Net Realized Gain From Investment Transactions	8
Increase in Net Assets From Operations	$3,434,536
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended February 28, 2025 (unaudited) and the Year Ended August 31, 2024	2025	2024
Operations:
Net investment income	$3,434,528	$8,378,162
Net realized gain (loss)	8	(19)
Increase in Net Assets From Operations	3,434,536	8,378,143
Distributions to Shareholders From (Notes 1 and 4):
Total distributable earnings	(3,435,026)	(8,377,607)
Decrease in Net Assets From Distributions to Shareholders	(3,435,026)	(8,377,607)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares	65,345,485	215,389,371
Reinvestment of distributions	3,032,624	7,306,001
Cost of shares repurchased	(69,751,487)	(207,420,072)
Increase (Decrease) in Net Assets From Fund Share Transactions	(1,373,378)	15,275,300
Increase (Decrease) in Net Assets	(1,373,868)	15,275,836
Net Assets:
Beginning of period	263,210,266	247,934,430
End of period	$261,836,398	$263,210,266
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Select Shares	2025 [1]	2024	2023	2022	2021 †,2	2020 [2]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.013	0.032	0.026	0.003	0.000 [3]	0.008
Net realized gain (loss)	0.000 [3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]	(0.000)[3]
Total income from operations	0.013	0.032	0.026	0.003	0.000 [3]	0.008
Less distributions from:
Net investment income	(0.013)	(0.032)	(0.026)	(0.003)	(0.000)[3]	(0.008)
Total distributions	(0.013)	(0.032)	(0.026)	(0.003)	(0.000)[3]	(0.008)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[4]	1.32%	3.23%	2.62%	0.30%	0.01%	0.76%
Net assets, end of period (millions)	$260	$262	$246	$303	$246	$244
Ratios to average net assets:
Gross expenses	0.33%[5]	0.33%	0.32%	0.32%	0.49%[6,7]	0.49%[6,7]
Net expenses[8,9]	0.18 [5]	0.18	0.18	0.12	0.06 [6]	0.17 [6]
Net investment income	2.64 [5]	3.18	2.54	0.32	0.01	0.78

†
Prior to August 7, 2021 Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves
Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods.

[1]	For the six months ended February 28, 2025 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.
[7]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by prior to August 7, 2021.

[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Select Shares did not exceed 0.18%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[9]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:
Investor Shares	2025 [1]	2024	2023	2022	2021 †,2	2020 [2]
Net asset value, beginning of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Income (loss) from operations:
Net investment income	0.013	0.031	0.024	0.003	0.000 [3]	0.008
Net realized gain (loss)	0.000 [3]	(0.000)[3]	0.001 [4]	—	(0.000)[3]	(0.001)
Total income from operations	0.013	0.031	0.025	0.003	0.000 [3]	0.007
Less distributions from:
Net investment income	(0.013)	(0.031)	(0.025)	(0.003)	(0.000)[3]	(0.007)
Total distributions	(0.013)	(0.031)	(0.025)	(0.003)	(0.000)[3]	(0.007)
Net asset value, end of period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000
Total return[5]	1.29%	3.18%	2.57%	0.27%	0.01%	0.73%
Net assets, end of period (000s)	$1,359	$1,359	$1,517	$2,490	$3,942	$4,794
Ratios to average net assets:
Gross expenses	2.41%[6]	2.37%	1.82%	1.27%	1.22%[7,8]	1.02%[7,8]
Net expenses[9,10]	0.23 [6]	0.23	0.23	0.13	0.06 [7]	0.21 [7]
Net investment income	2.71 [6]	3.20	2.45	0.24	0.03	0.80

†
Prior to August 7, 2021 Western Asset Select Tax Free Reserves invested, as a feeder fund, in Tax Free Reserves
Portfolio. Per share data and ratios include Western Asset Select Tax Free Reserves information as a stand-alone and feeder fund for the respective periods.

[1]	For the six months ended February 28, 2025 (unaudited).
[2]	Per share amounts have been calculated using the average shares method.
[3]	Amount represents less than $0.0005 or greater than $(0.0005) per share.
[4]	Calculation of the net realized gain per share does not correlate to the aggregate realized loss presented in the Statement of Operations due to the timing of sales and repurchases of Fund shares.
[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses prior to August 7, 2021.
[8]
The gross expenses do not reflect the reduction in the Fund’s management fee, pursuant to the Fund’s investment management agreement, by the amount paid by the Fund for its allocable share of the management fee paid by prior to August 7, 2021.

[9]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Investor Shares did not exceed 0.23%. This expense limitation arrangement cannot be terminated prior to
December 31, 2025 without the Board of Trustees’ consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[10]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Select Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is a retail money market fund, meaning that the Fund is only offered to accounts that are beneficially owned solely by natural persons. As a retail money market fund, the Fund tries to maintain a share price of $1.00. Under Rule 2a-7 of the 1940 Act, the Fund must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
Pursuant to policies adopted by the Board of Trustees (the “Board”), the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$261,535,000	—	$261,535,000

†	See Schedule of Investments for additional detailed categorizations.
(b) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method.
(c) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

(d) Share class accounting. Investment income, common expenses and realized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(e) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
(f) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.250%
Next $1 billion	0.225
Next $3 billion	0.200
Next $5 billion	0.175
Over $10 billion	0.150
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Select Shares and Investor Shares did not exceed 0.18% and 0.23%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2025 without the Board’s consent. Additional amounts may be voluntarily waived and/or reimbursed from time to time.
During the six months ended February 28, 2025, fees waived and/or expenses reimbursed amounted to $209,190.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2025, such purchase and sale transactions (excluding accrued interest) were $33,750,000 and $16,995,000, respectively.
3. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Investor Shares calculated at the annual rate not to exceed 0.10% of the average daily net assets. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended February 28, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Select Shares	—	$15,655
Investor Shares	$673 †	13,418
Total	$673	$29,073

†
Amount shown is exclusive of waivers. For the six months ended February 28, 2025, the service and/or distribution fees waived amounted to $337 for Investor Shares. The Board has determined that, until
December 31, 2025, service and/or distribution fees shall not exceed 0.05% of average daily net assets attributable to Investor Shares. This arrangement cannot be terminated prior to December 31, 2025 without the
Board’s consent. Additional amounts may be voluntarily waived or reduced from time to time.

For the six months ended February 28, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Select Shares	$194,504
Investor Shares	14,686
Total	$209,190
4. Distributions to shareholders by class

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Net Investment Income:
Select Shares	$3,417,578	$8,334,246
Investor Shares	17,448	43,361
Total	$3,435,026	$8,377,607
5. Shares of beneficial interest
At February 28, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended February 28, 2025	Year Ended August 31, 2024
Select Shares
Shares sold	65,345,485	215,389,371
Shares issued on reinvestment	3,016,459	7,266,120
Shares repurchased	(69,735,322)	(207,222,212)
Net increase (decrease)	(1,373,378)	15,433,279
Investor Shares
Shares sold	—	—
Shares issued on reinvestment	16,165	39,881
Shares repurchased	(16,165)	(197,860)
Net decrease	—	(157,979)
Because the Fund has maintained a $1.00 net asset value per share from inception, the number of shares sold, shares issued on reinvestment of dividends declared, and shares repurchased is equal to the dollar amount shown in the Statements of Changes in Net Assets for the corresponding fund share transactions.
6. Deferred capital losses
As of August 31, 2024, the Fund had deferred capital losses of $18,534, which have no expiration date, that will be available to offset future taxable capital gains.
7. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and

Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

realized and unrealized gains or losses. Performance metrics, including expense ratios, are disclosed in the Financial Highlights.
Western Asset Select Tax Free Reserves 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Select Tax Free Reserves

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Western Asset
Select Tax Free Reserves
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
BNY Mellon Investment
Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Select Tax Free Reserves
The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.
Western Asset Select Tax Free Reserves
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) each month on Form N-MFP. The Fund’s reports on Form N-MFP are available on the SEC’s website at www.sec.gov. The Fund makes portfolio holdings available to shareholders on its website at www.franklintempleton.com.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926 or 1-203-703-6002, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Select Tax Free Reserves. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to Us
This Privacy and Security Notice (the “Privacy Notice”) addresses the Funds’ privacy and data protection practices with respect to nonpublic personal information the Fund receives. The Legg Mason Funds include the Western Asset Money Market Funds (Funds) sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.
The Type of Nonpublic Personal Information the Funds Collect About You
The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:
•  Personal information included on applications or other forms;
•  Account balances, transactions, and mutual fund holdings and positions;
•  Bank account information, legal documents, and identity verification documentation; and
•  Online account access user IDs, passwords, security challenge question responses.
How the Funds Use Nonpublic Personal Information About You
The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:
•  Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;
•  Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;
•  Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•  Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.
Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.
The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.
Keeping You Informed of the Funds’ Privacy and Security Practices
The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time, they will notify you promptly if this privacy policy changes.
The Funds’ Security Practices
The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.
Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.
In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Funds at 1-877-721-1926 for the Western Asset Money Market Funds or 1-888-777-0102 for the Legg Mason-sponsored closed-end funds. For additional information related to certain state privacy rights, please visit https://www.franklintempleton.com/help/privacy-policy.
Revised December 2023.
NOT PART OF THE SEMI-ANNUAL REPORT

90127-SFSOI 4/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 21, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	April 21, 2025